BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Revenues	[1]	$ 3,100	$ 3,177	$ 4,476
Cost of revenues	[2]	11,482	10,196	7,061
Operating expenses, net - primarily lease, subcontractors and communications	[3]	6,757	5,201	4,888
Purchase of property and equipment		$ 189	$ 1,586	$ 1,944

[1]	Distribution of the Company’s products on a non-exclusive basis.
[2]	Related to cost of product purchased from one of the related companies. The Group depended on a sole single managed security service provider, which is a related party, to provide services as part of its protection services. If the managed security service provider were to fail to provide or delay the delivery of the services, the Group would be required to seek alternative sources of the services. A change in its managed security service provider could result in a possible loss of sales and, consequently, could adversely affect the Group’s operation and financial performance (See Note 18a).
[3]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.